Cover	Jun. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 09, 2021
Entity Registrant Name	Luxfer Holdings PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-35370
Entity Tax Identification Number	98-1024030
Entity Address, Address Line One	Lumns Lane
Entity Address, City or Town	Manchester
Entity Address, Postal Zip Code	M27 8LN
Country Region	+1
City Area Code	414
Local Phone Number	269-2419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares
Trading Symbol	LXFR
Security Exchange Name	NYSE
Entity Central Index Key	0001096056
Amendment Flag	false
Entity Address, Country	GB